Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	001-36357
Entity Registrant Name	LIPOCINE INC.
Entity Central Index Key	0001535955
Entity Tax Identification Number	99-0370688
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	675 Arapeen Drive
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	(801)
Local Phone Number	994-7383
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LPCN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false